Document and Entity Information	Dec. 02, 2019
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 02, 2019
Entity Registrant Name	Spire Alabama Inc
Entity Central Index Key	0000003146
Entity Emerging Growth Company	false
Entity File Number	2-38960
Entity Incorporation, State or Country Code	AL
Entity Tax Identification Number	63-0022000
Entity Address, Address Line One	2101 6th Avenue North
Entity Address, City or Town	Birmingham
Entity Address, State or Province	AL
Entity Address, Postal Zip Code	35203
City Area Code	205
Local Phone Number	326-8100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Security12b Title	None
Trading Symbol	Not applicable